Project-Specific and Other Financings - Components of Project-Specific and Other Financings (Parenthetical) (Detail)	12 Months Ended								12 Months Ended						12 Months Ended						12 Months Ended								12 Months Ended								12 Months Ended							12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2012 Secured facilities [Member] USD ($)	Dec. 31, 2011 Secured facilities [Member] USD ($)	Dec. 31, 2012 Secured VTB mortgages [Member] USD ($) MortgageLoan	Dec. 31, 2011 Secured VTB mortgages [Member] USD ($) MortgageLoan	Dec. 31, 2012 Domestic Line of Credit [Member] USD ($) CreditFacility	Dec. 31, 2012 Domestic Line of Credit [Member] CAD	Dec. 31, 2011 Domestic Line of Credit [Member] USD ($) CreditFacility	Dec. 31, 2011 Domestic Line of Credit [Member] CAD	Dec. 31, 2012 Secured credit facilities [Member] USD ($)	Dec. 31, 2011 Secured credit facilities [Member] USD ($)	Dec. 31, 2011 Unsecured credit facility [Member] USD ($)	Dec. 31, 2012 Unsecured credit facility [Member] USD ($)	Dec. 31, 2012 Foreign Line of Credit [Member] USD ($) CreditFacility	Dec. 31, 2012 Foreign Line of Credit [Member] CAD	Dec. 31, 2011 Foreign Line of Credit [Member] USD ($) CreditFacility	Dec. 31, 2012 Unsecured revolving credit facility [Member] USD ($)	Dec. 31, 2012 Unsecured revolving credit facility [Member] Secured VTB mortgages [Member] USD ($)	Dec. 31, 2011 Unsecured revolving credit facility [Member] Secured VTB mortgages [Member] USD ($)	Dec. 31, 2012 Limited Partner [Member] USD ($)	Dec. 31, 2012 Limited Partner [Member] CAD	Dec. 31, 2012 Limited Partner [Member] Domestic Line of Credit [Member] Secured VTB mortgages [Member] CAD	Dec. 31, 2011 Limited Partner [Member] Domestic Line of Credit [Member] Secured VTB mortgages [Member] CAD	Dec. 31, 2012 Limited Partner [Member] Domestic Line of Credit [Member] Secured VTB mortgages [Member] USD ($) MortgageLoan	Dec. 31, 2011 Limited Partner [Member] Domestic Line of Credit [Member] Secured VTB mortgages [Member] USD ($) MortgageLoan	Dec. 31, 2012 Limited Liability Company [Member] USD ($)	Dec. 31, 2012 Limited Liability Company [Member] CAD	Dec. 31, 2012 Limited Liability Company [Member] Domestic Line of Credit [Member] Secured VTB mortgages [Member] USD ($) MortgageLoan	Dec. 31, 2011 Limited Liability Company [Member] Domestic Line of Credit [Member] Secured VTB mortgages [Member] USD ($) MortgageLoan	Dec. 31, 2012 Limited Liability Company [Member] Foreign Line of Credit [Member] Secured VTB mortgages [Member] USD ($) MortgageLoan	Dec. 31, 2011 Limited Liability Company [Member] Foreign Line of Credit [Member] Secured VTB mortgages [Member] USD ($) MortgageLoan	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member] Domestic Line of Credit [Member]	Dec. 31, 2012 Maximum [Member] Unsecured credit facility [Member]	Dec. 31, 2011 Maximum [Member] Foreign Line of Credit [Member]	Dec. 31, 2012 Maximum [Member] Foreign Line of Credit [Member] USD ($)	Dec. 31, 2012 Maximum [Member] Unsecured revolving credit facility [Member]	Dec. 31, 2012 Maximum [Member] Limited Partner [Member] Domestic Line of Credit [Member] Secured VTB mortgages [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Domestic Line of Credit [Member]	Dec. 31, 2012 Minimum [Member] Unsecured credit facility [Member]	Dec. 31, 2011 Minimum [Member] Foreign Line of Credit [Member]	Dec. 31, 2012 Minimum [Member] Foreign Line of Credit [Member] USD ($)	Dec. 31, 2012 Minimum [Member] Limited Partner [Member] Domestic Line of Credit [Member] Secured VTB mortgages [Member]	Dec. 31, 2012 LIBOR [Member] USD ($)	Dec. 31, 2011 LIBOR [Member] USD ($)	Dec. 31, 2012 LIBOR [Member] Domestic Line of Credit [Member]	Dec. 31, 2012 LIBOR [Member] Maximum [Member]	Dec. 31, 2012 LIBOR [Member] Maximum [Member] Domestic Line of Credit [Member]	Dec. 31, 2012 LIBOR [Member] Minimum [Member] Domestic Line of Credit [Member]
Project-specific financings	$ 269,132,000	10,700,000	$ 249,185,000	0	$ 219,719,000	$ 200,645,000	$ 49,413,000	$ 48,540,000											$ 18,800,000																													$ 5,800,000	$ 7,700,000
Weighted average rate	3.70%	3.70%	3.99%	3.99%
Project specific financings mature 2013	168,500,000
Project specific financings mature 2014	73,200,000
Project specific financings mature 2015	7,100,000
Project specific financings mature 2016	3,000,000
Project specific financings mature 2017	17,300,000
Project specific financing							49,400,000	48,500,000	203,100,000		174,100,000																42,200,000	42,200,000			7,200,000	4,800,000	1,500,000	1,500,000
Variable interest rates																																																		3.50%
Fixed interest rate																																						6.00%							5.50%							6.00%	1.50%
Minimum maintain tangible net worth									325,000,000							300,000,000	372,900,000	370,000,000		300,000,000			372,900,000	370,000,000					100,790,000	100,000,000																		200,000,000
Ratio of indebtedness to capitalization	65.00%	65.00%																																		65.00%															65.00%
Total aggregate indebtedness to tangible net worth																																			2.50				1.75			1.00				1.00
Floating interest rates lower of prime less																																						1.00%							0.50%
Floating interest rates range of above prime																																						5.25%							5.00%
Floating interest rates ranging from the lower																					4.50%																											3.00%
Floating interest rates lower of LIBOR plus																																																1.00%
Floating interest rates of prime plus	0.75%	0.75%
Secured credit facilities							21	14	4	4	4	4					1	1									18	11			3	2	1	1
Repayment of debt in Canadian dollars																									41,800,000	43,100,000
Credit facility bears an interest rate																3.00%															5.00%	12.00%	6.00%	6.00%		0.75%				65.00%	6.00%		0.50%				3.00%
Fixed rates range																																									3.00%						1.00%
Line of credit facility amount outstanding									190,200,000		341,500,000						0		9,000,000		300,000,000
Credit facilities	190,197,000		350,502,000										190,197,000	341,502,000	9,000,000
Secured credit facilities with Canadian and US dollar									190,200,000	188,700,000	341,500,000	348,900,000			9,000,000
Borrowing limit of credit facility									519,100,000	515,000,000	522,100,000	533,500,000				10,000,000
Repayable on demand term out period									120 to 364 days	120 to 364 days
Debt to equity covenant																							1.75	1.75					2.00	2.00							2.50							1
Debt to equity covenant																							100.00%	100.00%					100.00%	100.00%
Amount Due To affiliates																					0	226,000,000
Facility matures																					December 2015
Interest expenses on facility																					$ 11,700,000	$ 14,800,000